Lease Operations - Lessee (Details) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Gross lease liabilities	R$ 362,705	R$ 326,862
Current [member]
IfrsStatementLineItems [Line Items]
Gross lease liabilities	4,719	6,214
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Gross lease liabilities	283	304
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Gross lease liabilities	790	842
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Gross lease liabilities	2,716	3,088
Later than five years [member]
IfrsStatementLineItems [Line Items]
Gross lease liabilities	R$ 930	R$ 1,980